Condensed Consolidating Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Statement of Income

	Statement of Income
	Three Months Ended June 30, 2015
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$161	$573	$636	$(28)	$1,342
Expenses:
Operating-related expenses	21	154	259	(28)	406
Selling and general expenses	1	101	230	—	332
Depreciation	10	5	7	—	22
Amortization of intangibles	1	—	10	—	11
Total expenses	33	260	506	(28)	771
Other income	—	—	(11)	—	(11)
Operating profit	128	313	141	—	582
Interest expense (income), net	20	—	(4)	—	16
Non-operating intercompany transactions	71	59	(130)	—	—
Income from continuing operations before taxes on income	37	254	275	—	566
Provision for taxes on income	11	99	75	—	185
Equity in net income of subsidiaries	338	68	—	(406)	—
Net income	$364	$223	$200	$(406)	$381
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(28)	(28)
Net income attributable to McGraw Hill Financial, Inc.	$364	$223	$200	$(434)	$353
Comprehensive income	$384	$222	$262	$(405)	$463

	Statement of Income
	Six Months Ended June 30, 2015
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$317	$1,117	$1,237	$(56)	$2,615
Expenses:
Operating-related expenses	53	311	504	(56)	812
Selling and general expenses	67	162	436	—	665
Depreciation	19	10	14	—	43
Amortization of intangibles	2	—	21	—	23
Total expenses	141	483	975	(56)	1,543
Other income	—	—	(11)	—	(11)
Operating profit	176	634	273	—	1,083
Interest expense (income), net	37	—	(5)	—	32
Non-operating intercompany transactions	129	91	(220)	—	—
Income from continuing operations before taxes on income	10	543	498	—	1,051
Provision for taxes on income	17	190	133	—	340
Equity in net income of subsidiaries	703	134	—	(837)	—
Net income	$696	$487	$365	$(837)	$711
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(55)	(55)
Net income attributable to McGraw Hill Financial, Inc.	$696	$487	$365	$(892)	$656
Comprehensive income	$710	$486	$357	$(839)	$714

	Statement of Income
	Three Months Ended June 30, 2014
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$148	$542	$640	$(28)	$1,302
Expenses:
Operating-related expenses	21	164	250	(28)	407
Selling and general expenses	27	132	217	—	376
Depreciation	11	4	7	—	22
Amortization of intangibles	1	—	11	—	12
Total expenses	60	300	485	(28)	817
Other loss	3	—	6	—	9
Operating profit	85	242	149	—	476
Interest expense (income), net	15	—	(1)	—	14
Non-operating intercompany transactions	15	7	(22)	—	—
Income from continuing operations before taxes on income	55	235	172	—	462
Provision for taxes on income	21	86	45	—	152
Equity in net income of subsidiaries	241	58	—	(299)	—
Income from continuing operations	275	207	127	(299)	310
Income from discontinued operations, net of tax	6	—	—	—	6
Net income	$281	$207	$127	$(299)	$316
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(24)	(24)
Net income attributable to McGraw Hill Financial, Inc.	$281	$207	$127	$(323)	$292
Comprehensive income	$240	$208	$146	$(302)	$292

	Statement of Income
	Six Months Ended June 30, 2014
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$294	$1,028	$1,233	$(57)	$2,498
Expenses:
Operating-related expenses	40	315	505	(57)	803
Selling and general expenses	92	237	395	—	724
Depreciation	20	9	13	—	42
Amortization of intangibles	2	—	22	—	24
Total expenses	154	561	935	(57)	1,593
Other loss	3	—	6	—	9
Operating profit	137	467	292	—	896
Interest expense (income), net	31	—	(3)	—	28
Non-operating intercompany transactions	74	14	(88)	—	—
Income from continuing operations before taxes on income	32	453	383	—	868
Provision for taxes on income	13	173	104	—	290
Equity in net income of subsidiaries	500	124	—	(624)	—
Income from continuing operations	519	404	279	(624)	578
Income from discontinued operations, net of tax	12	—	—	—	12
Net income	$531	$404	$279	$(624)	$590
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(50)	(50)
Net income attributable to McGraw Hill Financial, Inc.	$531	$404	$279	$(674)	$540
Comprehensive income	$515	$380	$305	$(628)	$572

	Statement of Income
	Year Ended December 31, 2014
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$598	$2,043	$2,525	$(115)	$5,051
Expenses:
Operating-related expenses	78	389	1,275	(115)	1,627
Selling and general expenses	296	2,350	522	—	3,168
Depreciation	41	17	28	—	86
Amortization of intangibles	4	—	44	—	48
Total expenses	419	2,756	1,869	(115)	4,929
Other loss	3	—	6	—	9
Operating profit (loss)	176	(713)	650	—	113
Interest expense (income), net	66	—	(7)	—	59
Non-operating intercompany transactions	193	38	(231)	—	—
(Loss) income from continuing operations before taxes on income	(83)	(751)	888	—	54
(Benefit) provision for taxes on income	(22)	16	251	—	245
Equity in net (loss) income of subsidiaries	(443)	248	—	195	—
(Loss) income from continuing operations	(504)	(519)	637	195	(191)
Discontinued operations, net of tax:
Income from discontinued operations	18	—	—	—	18
Gain on sale of discontinued operations	160	—	—	—	160
Discontinued operations, net	178	—	—	—	178
Net (loss) income	$(326)	$(519)	$637	$195	(13)
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(102)	(102)
Net (loss) income attributable to McGraw Hill Financial, Inc.	$(326)	$(519)	$637	$93	$(115)
Comprehensive (loss) income	$(495)	$(544)	$513	$195	$(331)

	Statement of Income
	Year Ended December 31, 2013
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$570	$1,931	$2,306	$(105)	$4,702
Expenses:
Operating-related expenses	128	556	985	(105)	1,564
Selling and general expenses	338	532	761	—	1,631
Depreciation	40	19	27	—	86
Amortization of intangibles	5	—	46	—	51
Total expenses	511	1,107	1,819	(105)	3,332
Other loss (income)	25	3	(16)	—	12
Operating profit	34	821	503	—	1,358
Interest expense (income), net	65	—	(6)	—	59
Non-operating intercompany transactions	245	66	(311)	—	—
Income from continuing operations before taxes on income	(276)	755	820	—	1,299
(Benefit) provision for taxes on income	(121)	283	263	—	425
Equity in net income of subsidiaries	1,937	197	—	(2,134)	—
Income from continuing operations	1,782	669	557	(2,134)	874
Discontinued operations, net of tax:
Income (loss) from discontinued operations	82	—	(79)	—	3
Gain (loss) on sale of discontinued operations	644	—	(55)	—	589
Discontinued operations, net	726	—	(134)	—	592
Net income	$2,508	$669	$423	$(2,134)	$1,466
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(91)	(91)
Less: net loss from discontinued operations attributable to noncontrolling interests	—	—	—	1	1
Net income attributable to McGraw Hill Financial, Inc.	$2,508	$669	$423	$(2,224)	$1,376
Comprehensive income	$2,773	$669	$452	$(2,106)	$1,788

	Statement of Income
	Year Ended December 31, 2012
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Revenue	$522	$1,964	$1,889	$(105)	$4,270
Expenses:
Operating-related expenses	83	587	868	(105)	1,433
Selling and general expenses	360	504	714	—	1,578
Depreciation	45	19	29	—	93
Amortization of intangibles	6	—	42	—	48
Total expenses	494	1,110	1,653	(105)	3,152
Other income	(52)	—	—	—	(52)
Operating profit	80	854	236	—	1,170
Interest expense (income), net	85	—	(4)	—	81
Non-operating intercompany transactions	201	11	(212)	—	—
Income from continuing operations before taxes on income	(206)	843	452	—	1,089
(Benefit) provision for taxes on income	(106)	320	174	—	388
Equity in net income of subsidiaries	2,713	91	—	(2,804)	—
Income from continuing operations	2,613	614	278	(2,804)	701
Loss from discontinued operations	(147)	—	(33)	(29)	(209)
Net income	$2,466	$614	$245	$(2,833)	$492
Less: net income from continuing operations attributable to noncontrolling interests	—	—	—	(50)	(50)
Less: net income from discontinued operations attributable to noncontrolling interests	—	—	—	(5)	(5)
Net income attributable to McGraw Hill Financial, Inc.	$2,466	$614	$245	$(2,888)	$437
Comprehensive income	$2,338	$638	$262	$(2,839)	$399

Balance Sheet

	Balance Sheet
	June 30, 2015
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
ASSETS
Current assets:
Cash and equivalents	$531	$—	$1,189	$—	$1,720
Accounts receivable, net of allowance for doubtful accounts	118	318	627	—	1,063
Intercompany receivable	246	1,114	1,304	(2,664)	—
Deferred income taxes	72	173	(42)	—	203
Prepaid and other current assets	74	30	123	—	227
Total current assets	1,041	1,635	3,201	(2,664)	3,213
Property and equipment, net of accumulated depreciation	113	3	92	—	208
Goodwill	107	41	1,226	9	1,383
Other intangible assets, net	12	—	968	(3)	977
Asset for pension benefits	—	—	58	—	58
Investments in subsidiaries	2,516	695	7,227	(10,438)	—
Intercompany loans receivable	17	361	1,816	(2,194)	—
Other non-current assets	73	20	81	—	174
Total assets	$3,879	$2,755	$14,669	$(15,290)	$6,013
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$46	$82	$—	$181
Intercompany payable	1,280	611	772	(2,663)	—
Accrued compensation and contributions to retirement plans	106	53	105	—	264
Income taxes currently payable	—	—	51	—	51
Unearned revenue	270	600	517	—	1,387
Accrued legal and regulatory settlements	—	23	—	—	23
Other current liabilities	156	9	169	—	334
Total current liabilities	1,865	1,342	1,696	(2,663)	2,240
Long-term debt	1,494	—	—	—	1,494
Intercompany loans payable	22	—	2,173	(2,195)	—
Pension and postretirement benefits	226	—	59	—	285
Deferred income taxes	(226)	52	261	—	87
Other non-current liabilities	322	9	(49)	—	282
Total liabilities	3,703	1,403	4,140	(4,858)	4,388
Redeemable noncontrolling interest	—	—	—	810	810
Equity:
Common stock	412	—	2,316	(2,316)	412
Additional paid-in capital	(201)	1,166	7,078	(7,608)	435
Retained income	7,281	186	1,382	(1,411)	7,438
Accumulated other comprehensive loss	(305)	—	(244)	38	(511)
Less: common stock in treasury	(7,011)	—	(4)	4	(7,011)
Total equity - controlling interests	176	1,352	10,528	(11,293)	763
Total equity - noncontrolling interests	—	—	1	51	52
Total equity	176	1,352	10,529	(11,242)	815
Total liabilities and equity	$3,879	$2,755	$14,669	$(15,290)	$6,013

	Balance Sheet
	December 31, 2014
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
ASSETS
Current assets:
Cash and equivalents	$1,402	$—	$1,095	$—	$2,497
Accounts receivable, net of allowance for doubtful accounts	120	293	519	—	932
Intercompany receivable	525	2,125	1,998	(4,648)	—
Deferred income taxes	72	334	(43)	—	363
Prepaid and other current assets	80	27	67	—	174
Total current assets	2,199	2,779	3,636	(4,648)	3,966
Property and equipment, net of accumulated depreciation	111	5	90	—	206
Goodwill	109	41	1,228	9	1,387
Other intangible assets, net	13	—	991	—	1,004
Asset for pension benefits	—	—	28	—	28
Investments in subsidiaries	1,258	653	7,125	(9,036)	—
Intercompany loans receivable	19	358	1,595	(1,972)	—
Other non-current assets	81	25	74	—	180
Total assets	$3,790	$3,861	$14,767	$(15,647)	$6,771
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$59	$45	$87	$—	$191
Intercompany payable	2,566	617	1,376	(4,559)	—
Accrued compensation and contributions to retirement plans	133	121	156	—	410
Income taxes currently payable	15	1	16	—	32
Unearned revenue	259	585	479	—	1,323
Accrued legal and regulatory settlements	—	1,609	—	—	1,609
Other current liabilities	194	—	208	—	402
Total current liabilities	3,226	2,978	2,322	(4,559)	3,967
Long-term debt	799	—	—	—	799
Intercompany loans payable	109	—	1,952	(2,061)	—
Pension and postretirement benefits	272	—	61	—	333
Deferred income taxes	(245)	51	250	—	56
Other non-current liabilities	219	8	40	—	267
Total liabilities	4,380	3,037	4,625	(6,620)	5,422
Redeemable noncontrolling interest	—	—	—	810	810
Equity:
Common stock	412	—	2,316	(2,316)	412
Additional paid-in capital	(116)	1,153	7,016	(7,560)	493
Retained income	6,282	(329)	1,053	(60)	6,946
Accumulated other comprehensive loss	(319)	—	(236)	41	(514)
Less: common stock in treasury	(6,849)	—	(7)	7	(6,849)
Total equity - controlling interests	(590)	824	10,142	(9,888)	488
Total equity - noncontrolling interests	—	—	—	51	51
Total equity	(590)	824	10,142	(9,837)	539
Total liabilities and equity	$3,790	$3,861	$14,767	$(15,647)	$6,771

	Balance Sheet
	December 31, 2014
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
ASSETS
Current assets:
Cash and equivalents	$1,402	$—	$1,095	$—	$2,497
Accounts receivable, net of allowance for doubtful accounts	120	293	519	—	932
Intercompany receivable	525	2,125	1,998	(4,648)	—
Deferred income taxes	72	334	(43)	—	363
Prepaid and other current assets	80	27	67	—	174
Total current assets	2,199	2,779	3,636	(4,648)	3,966
Property and equipment, net of accumulated depreciation	111	5	90	—	206
Goodwill	109	41	1,228	9	1,387
Other intangible assets, net	13	—	991	—	1,004
Asset for pension benefits	—	—	28	—	28
Investments in subsidiaries	1,258	653	7,125	(9,036)	—
Intercompany loans receivable	19	358	1,595	(1,972)	—
Other non-current assets	81	25	74	—	180
Total assets	$3,790	$3,861	$14,767	$(15,647)	$6,771
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$59	$45	$87	$—	$191
Intercompany payable	2,566	617	1,376	(4,559)	—
Accrued compensation and contributions to retirement plans	133	121	156	—	410
Income taxes currently payable	15	1	16	—	32
Unearned revenue	259	585	479	—	1,323
Accrued legal and regulatory settlements	—	1,609	—	—	1,609
Other current liabilities	194	—	208	—	402
Total current liabilities	3,226	2,978	2,322	(4,559)	3,967
Long-term debt	799	—	—	—	799
Intercompany loans payable	109	—	1,952	(2,061)	—
Pension and postretirement benefits	272	—	61	—	333
Deferred income taxes	(245)	51	250	—	56
Other non-current liabilities	219	8	40	—	267
Total liabilities	4,380	3,037	4,625	(6,620)	5,422
Redeemable noncontrolling interest	—	—	—	810	810
Equity:
Common stock	412	—	2,316	(2,316)	412
Additional paid-in capital	(116)	1,153	7,016	(7,560)	493
Retained income	6,282	(329)	1,053	(60)	6,946
Accumulated other comprehensive loss	(319)	—	(236)	41	(514)
Less: common stock in treasury	(6,849)	—	(7)	7	(6,849)
Total equity - controlling interests	(590)	824	10,142	(9,888)	488
Total equity - noncontrolling interests	—	—	—	51	51
Total equity	(590)	824	10,142	(9,837)	539
Total liabilities and equity	$3,790	$3,861	$14,767	$(15,647)	$6,771

	Balance Sheet
	December 31, 2013
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
ASSETS
Current assets:
Cash and equivalents	$685	$—	$857	$—	$1,542
Accounts receivable, net of allowance for doubtful accounts	108	345	496	—	949
Intercompany receivable	234	1,394	2,002	(3,630)	—
Deferred income taxes	55	34	19	—	108
Prepaid and other current assets	161	1	83	—	245
Assets held for sale	97	—	—	—	97
Total current assets	1,340	1,774	3,457	(3,630)	2,941
Property and equipment, net of accumulated depreciation	135	7	107	—	249
Goodwill	138	41	1,221	9	1,409
Other intangible assets, net	17	—	1,013	3	1,033
Asset for pension benefits	232	—	29	—	261
Investments in subsidiaries	2,215	646	6,114	(8,975)	—
Intercompany loans receivable	40	344	(20)	(364)	—
Other non-current assets	92	27	49	—	168
Total assets	$4,209	$2,839	$11,970	$(12,957)	$6,061
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$52	$56	$102	$—	$210
Intercompany payable	1,665	391	1,484	(3,540)	—
Accrued compensation and contributions to retirement plans	145	119	159	—	423
Income taxes currently payable	3	—	12	—	15
Unearned revenue	251	559	458	—	1,268
Other current liabilities	227	—	175	—	402
Liabilities held for sale	54	—	—	—	54
Total current liabilities	2,397	1,125	2,390	(3,540)	2,372
Long-term debt	799	—	—	—	799
Intercompany loans payable	89	—	363	(452)	—
Pension and postretirement benefits	220	—	44	—	264
Deferred income taxes	(155)	24	337	—	206
Other non-current liabilities	235	3	29	(1)	266
Total liabilities	3,585	1,152	3,163	(3,993)	3,907
Redeemable noncontrolling interest	—	—	—	810	810
Equity:
Common stock	412	—	2,305	(2,305)	412
Additional paid-in capital	(87)	1,121	7,099	(7,686)	447
Retained income	7,195	542	(462)	109	7,384
Accumulated other comprehensive loss	(150)	24	(111)	41	(196)
Less: common stock in treasury	(6,746)	—	(24)	24	(6,746)
Total equity - controlling interests	624	1,687	8,807	(9,817)	1,301
Total equity - noncontrolling interests	—	—	—	43	43
Total equity	624	1,687	8,807	(9,774)	1,344
Total liabilities and equity	$4,209	$2,839	$11,970	$(12,957)	$6,061

Statement of Cash Flows

	Statement of Cash Flows
	Six Months Ended June 30, 2015
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Operating Activities:
Net income	$696	$487	$365	$(837)	$711
Adjustments to reconcile income from continuing operations to cash provided by (used for) operating activities from continuing operations:
Depreciation	19	10	14	—	43
Amortization of intangibles	2	—	21	—	23
Provision for losses on accounts receivable	—	(2)	6	—	4
Deferred income taxes	(138)	161	143	—	166
Stock-based compensation	11	11	15	—	37
Other	6	10	6	—	22
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	1	(23)	(114)	—	(136)
Prepaid and current assets	32	(3)	(53)	—	(24)
Accounts payable and accrued expenses	(99)	(43)	(115)	—	(257)
Unearned revenue	11	15	45	—	71
Accrued legal and regulatory settlements	—	(1,609)	—	—	(1,609)
Other current liabilities	(31)	(3)	(2)	—	(36)
Net change in prepaid/accrued income taxes	108	—	11	—	119
Net change in other assets and liabilities	62	3	(96)	—	(31)
Cash provided by (used for) operating activities from continuing operations	680	(986)	246	(837)	(897)
Investing Activities:
Capital expenditures	(18)	(4)	(20)	—	(42)
Acquisitions, net of cash acquired	—	—	(2)	—	(2)
Proceeds from dispositions	—	—	14	—	14
Changes in short-term investments	—	—	(7)	—	(7)
Cash used for investing activities from continuing operations	(18)	(4)	(15)	—	(37)
Financing Activities:
Proceeds from issuance of senior notes, net	690	—	—	—	690
Dividends paid to shareholders	(185)	—	—	—	(185)
Dividends and other payments paid to noncontrolling interests	—	—	(49)	—	(49)
Repurchase of treasury shares	(274)	—	—	—	(274)
Exercise of stock options	71	—	2	—	73
Excess tax benefits from share-based payments	38	—	—	—	38
Intercompany financing activities	(1,870)	990	43	837	—
Cash (used for) provided by financing activities from continuing operations	(1,530)	990	(4)	837	293
Effect of exchange rate changes on cash from continuing operations	(3)	—	(4)	—	(7)
Cash (used for) provided by continuing operations	(871)	—	223	—	(648)
Discontinued Operations:
Cash used for operating activities	—	—	(129)	—	(129)
Cash used for discontinued operations	—	—	(129)	—	(129)
Net change in cash and equivalents	(871)	—	94	—	(777)
Cash and equivalents at beginning of period	1,402	—	1,095	—	2,497
Cash and equivalents at end of period	$531	$—	$1,189	$—	$1,720

	Statement of Cash Flows
	Six Months Ended June 30, 2014
	(Unaudited)
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Operating Activities:
Net income	$531	$404	$279	$(624)	$590
Less: discontinued operations, net	12	—	—	—	12
Income from continuing operations	519	404	279	(624)	578
Adjustments to reconcile income from continuing operations to cash provided by (used for) operating activities from continuing operations:
Depreciation	20	9	13	—	42
Amortization of intangibles	2	—	22	—	24
Provision for losses on accounts receivable	(1)	(3)	4	—	—
Deferred income taxes	—	—	2	—	2
Stock-based compensation	16	15	16	—	47
Other	(3)	—	11	—	8
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	1	41	(53)	—	(11)
Prepaid and current assets	(11)	(4)	4	—	(11)
Accounts payable and accrued expenses	(125)	(110)	(13)	—	(248)
Unearned revenue	(12)	(3)	30	—	15
Other current liabilities	(34)	(8)	(27)	—	(69)
Net change in prepaid/accrued income taxes	111	3	(3)	—	111
Net change in other assets and liabilities	(10)	2	(34)	—	(42)
Cash provided by operating activities from continuing operations	473	346	251	(624)	446
Investing Activities:
Capital expenditures	(9)	(9)	(19)	—	(37)
Acquisitions, net of cash acquired	—	—	(16)	—	(16)
Changes in short-term investments	—	—	1	—	1
Cash used for investing activities from continuing operations	(9)	(9)	(34)	—	(52)
Financing Activities:
Dividends paid to shareholders	(164)	—	—	—	(164)
Dividends and other payments paid to noncontrolling interests	—	—	(30)	—	(30)
Contingent consideration payments	—	—	(11)	—	(11)
Repurchase of treasury shares	(362)	—	—	—	(362)
Exercise of stock options	130	—	3	—	133
Excess tax benefits from share-based payments	82	—	—	—	82
Intercompany financing activities	(200)	(337)	(87)	624	—
Cash used for financing activities from continuing operations	(514)	(337)	(125)	624	(352)
Effect of exchange rate changes on cash from continuing operations	—	—	19	—	19
Cash (used for) provided by continuing operations	(50)	—	111	—	61
Discontinued Operations:
Cash provided by operating activities	14	—	—	—	14
Cash provided by discontinued operations	14	—	—	—	14
Net change in cash and equivalents	(36)	—	111	—	75
Cash and equivalents at beginning of period	685	—	857	—	1,542
Cash and equivalents at end of period	$649	$—	$968	$—	$1,617

	Statement of Cash Flows
	Year Ended December 31, 2014
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Operating Activities:
Net (loss) income	$(326)	$(519)	$637	$195	$(13)
Less: discontinued operations, net	178	—	—	—	178
(Loss) income from continuing operations	(504)	(519)	637	195	(191)
Adjustments to reconcile (loss) income from continuing operations to cash (used for) provided by operating activities from continuing operations:
Depreciation	41	17	28	—	86
Amortization of intangibles	4	—	44	—	48
Provision for losses on accounts receivable	—	5	6	—	11
Deferred income taxes	42	(272)	(15)	—	(245)
Stock-based compensation	31	34	35	—	100
Accrued legal and regulatory settlements	—	1,587	—	—	1,587
Other	21	39	20	—	80
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	(11)	47	(45)	—	(9)
Prepaid and current assets	(42)	(17)	52	—	(7)
Accounts payable and accrued expenses	(83)	(47)	—	—	(130)
Unearned revenue	8	26	44	—	78
Other current liabilities	(55)	10	(6)	—	(51)
Net change in prepaid/accrued income taxes	13	3	(109)	—	(93)
Net change in other assets and liabilities	(117)	5	57	—	(55)
Cash (used for) provided by operating activities from continuing operations	(652)	918	748	195	1,209
Investing Activities:
Capital expenditures	(26)	(14)	(52)	—	(92)
Acquisitions, net of cash acquired	—	—	(71)	—	(71)
Proceeds from dispositions	63	—	20	—	83
Changes in short-term investments	—	—	15	—	15
Cash provided by (used for) investing activities from continuing operations	37	(14)	(88)	—	(65)
Financing Activities:
Dividends paid to shareholders	(326)	—	—	—	(326)
Dividends and other payments paid to noncontrolling interests	—	—	(84)	—	(84)
Repurchase of treasury shares	(362)	—	—	—	(362)
Exercise of stock options	184	—	9	—	193
Contingent payments	—	—	(11)	—	(11)
Excess tax benefits from share-based payments	128	—	—	—	128
Intercompany financing activities	1,367	(904)	(268)	(195)	—
Cash provided by (used for) financing activities from continuing operations	991	(904)	(354)	(195)	(462)
Effect of exchange rate changes on cash from continuing operations	3	—	(68)	—	(65)
Cash provided by continuing operations	379	—	238	—	617
Discontinued Operations:
Cash provided by operating activities	18	—	—	—	18
Cash provided by investing activities	320	—	—	—	320
Cash provided by discontinued operations	338	—	—	—	338
Net change in cash and equivalents	717	—	238	—	955
Cash and equivalents at beginning of year	685	—	857	—	1,542
Cash and equivalents at end of year	$1,402	$—	$1,095	$—	$2,497

	Statement of Cash Flows
	Year Ended December 31, 2013
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Operating Activities:
Net income	$2,508	$669	$423	$(2,134)	$1,466
Less: discontinued operations, net	726	—	(134)	—	592
Income from continuing operations	1,782	669	557	(2,134)	874
Adjustments to reconcile income from continuing operations to cash provided by (used for) operating activities from continuing operations:
Depreciation	40	19	27	—	86
Amortization of intangibles	5	—	46	—	51
Provision for losses on accounts receivable	1	7	14	—	22
Deferred income taxes	39	—	4	—	43
Stock-based compensation	35	33	28	—	96
Accrued legal and regulatory settlements	—	—	—	—	—
Other	68	10	18	—	96
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	(2)	(4)	(29)	—	(35)
Prepaid and current assets	(14)	(7)	(8)	—	(29)
Accounts payable and accrued expenses	(120)	18	8	—	(94)
Unearned revenue	17	43	49	—	109
Other current liabilities	(43)	(24)	(22)	—	(89)
Net change in prepaid/accrued income taxes	(265)	(3)	30	—	(238)
Net change in other assets and liabilities	(190)	84	(4)	—	(110)
Cash provided by operating activities from continuing operations	1,353	845	718	(2,134)	782
Investing Activities:
Capital expenditures	(61)	(19)	(37)	—	(117)
Acquisitions, net of cash acquired	—	—	(47)	—	(47)
Proceeds from dispositions	35	—	16	—	51
Changes in short-term investments	—	—	(17)	—	(17)
Cash used for investing activities from continuing operations	(26)	(19)	(85)	—	(130)
Financing Activities:
Payments on short-term debt	(457)	—	—	—	(457)
Dividends paid to shareholders	(308)	—	—	—	(308)
Dividends and other payments paid to noncontrolling interests	—	—	(75)	—	(75)
Repurchase of treasury shares	(978)	—	—	—	(978)
Exercise of stock options	254	—	4	—	258
Contingent payments	—	—	(12)	—	(12)
Purchase of additional CRISIL shares	—	—	(214)	—	(214)
Excess tax benefits from share-based payments	43	—	—	—	43
Intercompany financing activities	(43)	(826)	(1,265)	2,134	—
Cash used for financing activities from continuing operations	(1,489)	(826)	(1,562)	2,134	(1,743)
Effect of exchange rate changes on cash from continuing operations	8	—	(9)	—	(1)
Cash used for continuing operations	(154)	—	(938)	—	(1,092)
Discontinued Operations:
Cash provided by (used for) operating activities	720	—	(951)	—	(231)
Cash provided by investing activities	—	—	2,129	—	2,129
Cash used for financing activities	—	—	(25)	—	(25)
Effect of exchange rate changes on cash	—	—	1	—	1
Cash provided by discontinued operations	720	—	1,154	—	1,874
Net change in cash and equivalents	566	—	216	—	782
Cash and equivalents at beginning of year	119	—	641	—	760
Cash and equivalents at end of year	$685	$—	$857	$—	$1,542

	Statement of Cash Flows
	Year Ended December 31, 2012
(in millions)	McGraw Hill Financial, Inc.	Standard & Poor's Financial Services LLC	Non-Guarantor Subsidiaries	Eliminations	McGraw Hill Financial Inc. Consolidated
Operating Activities:
Net income	$2,466	$614	$245	$(2,833)	$492
Less: discontinued operations, net	(147)	—	(33)	(29)	(209)
Income from continuing operations	2,613	614	278	(2,804)	701
Adjustments to reconcile income from continuing operations to cash provided by (used for) operating activities from continuing operations:
Depreciation	45	19	29	—	93
Amortization of intangibles	6	—	42	—	48
Provision for losses on accounts receivable	1	16	15	—	32
Deferred income taxes	100	(41)	(6)	—	53
Stock-based compensation	21	32	37	—	90
Accrued legal and regulatory settlements	—	—	—	—	—
Other	(16)	23	(4)	—	3
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	64	(53)	(261)	—	(250)
Prepaid and current assets	—	(18)	21	—	3
Accounts payable and accrued expenses	53	(71)	91	—	73
Unearned revenue	11	(29)	41	—	23
Other current liabilities	(29)	(21)	(18)	—	(68)
Net change in prepaid/accrued income taxes	135	—	(16)	—	119
Net change in other assets and liabilities	(144)	8	(54)	—	(190)
Cash provided by operating activities from continuing operations	2,860	479	195	(2,804)	730
Investing Activities:
Capital expenditures	(50)	(23)	(23)	—	(96)
Acquisitions, net of cash acquired	—	—	(177)	—	(177)
Changes in short-term investments	—	—	27	—	27
Cash used for investing activities from continuing operations	(50)	(23)	(173)	—	(246)
Financing Activities:
Payments on short-term debt	457	—	—	—	457
Payments on senior notes	(400)	—	—	—	(400)
Dividends paid to shareholders	(984)	—	—	—	(984)
Dividends and other payments paid to noncontrolling interests	—	—	(24)	—	(24)
Repurchase of treasury shares	(295)	—	—	—	(295)
Exercise of stock options	299	—	—	—	299
Excess tax benefits from share-based payments	42	—	—	—	42
Intercompany financing activities	(3,402)	(456)	1,025	2,833	—
Cash (used for) provided by financing activities from continuing operations	(4,283)	(456)	1,001	2,833	(905)
Effect of exchange rate changes on cash from continuing operations	2	—	3	—	5
Cash (used for) provided by continuing operations	(1,471)	—	1,026	29	(416)
Discontinued Operations:
Cash provided by (used for) operating activities	1,301	—	(735)	(29)	537
Cash used for investing activities	—	—	(199)	—	(199)
Cash used for financing activities	—	—	(12)	—	(12)
Effect of exchange rate changes on cash	—	—	3	—	3
Effect of change in cash and equivalents	—	—	12	—	12
Cash provided by (used for) discontinued operations	1,301	—	(931)	(29)	341
Net change in cash and equivalents	(170)	—	95	—	(75)
Cash and equivalents at beginning of year	289	—	546	—	835
Cash and equivalents at end of year	$119	$—	$641	$—	$760